Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Restricted And Performance Stock And Unit Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Nonvested on January 1, 2011, Shares/Units	4,098,232
Nonvested on January 1, 2011, Weighted average grant date fair value	$ 11.53
Shares/units granted, Shares/Units	1,591,932
Shares/units granted, Weighted average grant date fair value	$ 10.75
Shares/units vested, Shares/Units	(307,165)
Shares/units vested, Weighted average grant date fair value	$ 16.64
Shares/units cancelled, Shares/Units	(576,807)
Shares/units cancelled, Weighted average grant date fair value	$ 10.55
Nonvested on December 31, 2011, Shares/Units	4,806,192
Nonvested on December 31, 2011, Weighted average grant date fair value	$ 10.96